Statement of Financial Position, Classified (USD $)	Aug. 31, 2011
Balance Sheets - Parenthetical
Cash and Cash Equivalents, at Carrying Value	$ 74,559
Assets, Current	74,559
Property Plant and Equipment	57,820
Assets	132,379
Accounts Payable, Current	6,091
Due to Shareholder	10,000
Loans Payable, Current	0
Liabilities, Current	16,091
Liabilities	16,091
Stock Subscriptions	63,910
Common Stock, $.0001 par Value, Issued	7,559
Additional Paid in Capital, Common Stock	1,684,124
Retained Earnings (Accumulated Deficit)	(1,639,305)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	116,288
Liabilities and Equity	$ 132,379